UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-01236

DWS Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/29/2012

ITEM 1.	REPORT TO STOCKHOLDERS

FEBRUARY 29, 2012 Semiannual Report to Shareholders

DWS Disciplined Market Neutral Fund

Contents
4 Performance Summary
7 Portfolio Summary
9 Investment Portfolio
21 Statement of Assets and Liabilities
23 Statement of Operations
24 Statement of Changes in Net Assets
25 Financial Highlights
29 Notes to Financial Statements
38 Information About Your Fund's Expenses
40 Investment Management Agreement Approval
45 Summary of Management Fee Evaluation by Independent Fee Consultant
49 Account Management Resources
51 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

While market neutral funds may outperform the market during periods of severe downturn, they may also underperform the market during periods of market rallies. Short sales — which involve selling borrowed securities in anticipation of a price decline, then returning an equal number of the securities at some point in the future — could magnify losses and increase volatility. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary February 29, 2012 (Unaudited)
Average Annual Total Returns as of 2/29/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	Life of Fund*
Class A	1.05%	3.23%	1.19%	1.00%	0.77%
Class C	0.65%	2.43%	0.42%	0.20%	-0.02%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-4.76%	-2.71%	-0.79%	-0.19%	-0.33%
Class C (max 1.00% CDSC)	-0.35%	2.43%	0.42%	0.20%	-0.02%
No Sales Charges
Class S	1.15%	3.43%	1.40%	1.17%	0.96%
Institutional Class	1.11%	3.49%	1.52%	1.26%	1.04%
Citigroup 3-Month T-Bill Index+	0.01%	0.06%	0.11%	1.20%	1.44%

‡ Total returns shown for periods less than one year are not annualized.

Average Annual Total Returns as of 12/31/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	Life of Fund*
Class A	0.64%	0.41%	0.78%	0.45%
Class C	-0.11%	-0.34%	0.00%	-0.33%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-5.15%	-1.55%	-0.41%	-0.68%
Class C (max 1.00% CDSC)	-0.11%	-0.34%	0.00%	-0.33%
No Sales Charges
Class S	0.74%	0.58%	0.95%	0.63%
Institutional Class	0.92%	0.75%	1.06%	0.73%
Citigroup 3-Month T-Bill Index+	0.08%	0.12%	1.36%	1.48%

* The Fund commenced operations on October 16, 2006. Index returns began on October 31, 2006.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2011 are 3.56%, 4.31%, 3.41% and 3.20% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 29

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on October 16, 2006. Index returns began on October 31, 2006.

+ The unmanaged Citigroup 3-Month T-Bill Index is representative of the 3-month Treasury market.

Net Asset Value and Distribution Information
	Class A	Class C	Class S	Institutional Class
Net Asset Value: 2/29/12	$9.59	$9.28	$9.65	$9.68
8/31/11	$9.49	$9.22	$9.54	$9.58
Distribution Information: Six Months as of 2/29/12: Income Dividends	$—	$—	$—	$.01

Morningstar Rankings — Market Neutral Funds Category as of 2/29/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	36	of	96	37
3-Year	17	of	50	33
5-Year	18	of	44	40
Class C 1-Year	40	of	96	41
3-Year	22	of	50	43
5-Year	27	of	44	60
Class S 1-Year	35	of	96	36
3-Year	15	of	50	29
5-Year	16	of	44	35
Class Institutional 1-Year	34	of	96	35
3-Year	13	of	50	25
5-Year	15	of	44	33

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Portfolio Summary (Unaudited)

Ten Largest Long Equity Holdings at February 29, 2012 (12.1% of Net Assets)
1. SunTrust Banks, Inc. Provider of commercial banking services	1.3%
2. Whirlpool Corp. Manufacturer of major household appliances	1.2%
3. ConocoPhillips Producer of petroleum and other natural gases	1.2%
4. Domtar Corp. Producer of uncoated freesheet paper	1.2%
5. The Sherwin-Williams Co. Manufacturer of paints, coatings and related products	1.2%
6. Philip Morris International, Inc. Seller and distributor of tobacco products	1.2%
7. Zions Bancorp. Provider of commercial banking services	1.2%
8. UnitedHealth Group, Inc. Operator of organized health systems	1.2%
9. Intuitive Surgical, Inc. Manufacturer of surgical systems	1.2%
10. Forest Laboratories, Inc. Developer, manufacturer, and seller of branded and generic forms of ethical drug drug products	1.1%

Ten Largest Securities Sold Short Equity Holdings at February 29, 2012 (11.9% of Net Assets)
1. U.S. Bancorp. Provider of diversified financial services	1.2%
2. BioMarin Pharmaceutical, Inc. Developer of pharmaceutical products	1.2%
3. New York Community Bancorp., Inc. Multi-bank holding company	1.2%
4. M&T Bank Corp. Provider of banking services	1.2%
5. Accenture PLC Provides management and technology consulting services and solutions	1.2%
6. Annaly Capital Management, Inc. Real estate investment trust that owns and manages a portfolio of mortgage-backed securities	1.2%
7. SBA Communications Corp. Owns and operates wireless communications infrastructure	1.2%
8. Precision Castparts Corp. Manufacturer of complex metal components and products	1.2%
9. Becton, Dickinson & Co. Provider of medical supplies and devices	1.2%
10. Waters Corp. Provider of high-performance liquid chromatography products and services	1.1%
Portfolio holdings are subject to change.
For more complete details about the Fund's investment portfolio, see page 9. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section on page 49 for contact information.

Investment Portfolio as of February 29, 2012 (Unaudited)
	Shares	Value ($)

Long Positions 99.6%
Common Stocks 94.8%
Consumer Discretionary 13.8%
Auto Components 0.5%
TRW Automotive Holdings Corp.* (a)	43,900	2,007,986
Automobiles 1.2%
General Motors Co.* (a)	180,200	4,688,804
Hotels Restaurants & Leisure 1.8%
Bally Technologies, Inc.* (a)	17,100	734,274
Brinker International, Inc. (a)	54,300	1,498,137
Panera Bread Co. "A"* (a)	16,100	2,488,738
Wyndham Worldwide Corp. (a)	57,400	2,525,026
		7,246,175
Household Durables 2.4%
Garmin Ltd. (a)	98,500	4,648,215
Whirlpool Corp. (a)	66,000	4,987,620
		9,635,835
Media 1.2%
CBS Corp. "B" (a)	95,400	2,852,460
News Corp. "A" (a)	98,500	1,957,195
		4,809,655
Multiline Retail 0.5%
Macy's, Inc. (a)	58,400	2,217,448
Specialty Retail 6.0%
Aaron's, Inc. (a)	172,100	4,808,474
Advance Auto Parts, Inc. (a)	41,400	3,534,318
Best Buy Co., Inc. (a)	191,900	4,739,930
DSW, Inc. "A" (a)	20,500	1,156,200
Foot Locker, Inc. (a)	144,700	4,220,899
GameStop Corp. "A" (a)	111,100	2,530,858
O'Reilly Automotive, Inc.* (a)	9,200	795,800
PetSmart, Inc. (a)	34,400	1,917,456
RadioShack Corp. (a)	117,900	835,911
		24,539,846
Textiles, Apparel & Luxury Goods 0.2%
PVH Corp. (a)	11,700	994,617
Consumer Staples 5.3%
Food & Staples Retailing 0.8%
CVS Caremark Corp. (a)	74,900	3,377,990
Food Products 2.8%
Dean Foods Co.* (a)	191,100	2,342,886
Hormel Foods Corp. (a)	93,200	2,653,404
Smithfield Foods, Inc.* (a)	153,200	3,589,476
The Hershey Co. (a)	43,700	2,652,590
		11,238,356
Tobacco 1.7%
Altria Group, Inc. (a)	72,700	2,188,270
Philip Morris International, Inc. (a)	58,500	4,885,920
		7,074,190
Energy 9.3%
Energy Equipment & Services 2.0%
Helmerich & Payne, Inc. (a)	63,600	3,898,680
National Oilwell Varco, Inc. (a)	40,100	3,309,453
SEACOR Holdings, Inc.* (a)	8,700	860,256
		8,068,389
Oil, Gas & Consumable Fuels 7.3%
Apache Corp. (a)	11,400	1,230,402
ConocoPhillips (a)	64,900	4,968,095
Denbury Resources, Inc.* (a)	116,300	2,315,533
EOG Resources, Inc. (a)	5,100	580,686
HollyFrontier Corp. (a)	2,200	71,786
Marathon Oil Corp. (a)	140,000	4,744,600
Marathon Petroleum Corp. (a)	80,300	3,336,465
Murphy Oil Corp. (a)	71,300	4,558,922
Tesoro Corp.* (a)	127,300	3,377,269
Valero Energy Corp. (a)	79,400	1,944,506
WPX Energy, Inc.* (a)	145,200	2,636,832
		29,765,096
Financials 13.5%
Capital Markets 1.4%
Ares Capital Corp. (a)	76,300	1,271,921
Invesco Ltd. (a)	172,500	4,272,825
		5,544,746
Commercial Banks 6.7%
Associated Banc-Corp. (a)	73,800	977,112
Bank of Hawaii Corp. (a)	8,700	400,200
BB&T Corp. (a)	84,000	2,457,000
City National Corp. (a)	23,100	1,085,700
Comerica, Inc. (a)	104,400	3,099,636
First Citizens BancShares, Inc. "A" (a)	400	70,460
First Republic Bank* (a)	21,500	644,785
KeyCorp (a)	453,500	3,673,350
Regions Financial Corp. (a)	829,900	4,780,224
SunTrust Banks, Inc. (a)	217,300	4,989,208
Zions Bancorp. (a)	256,200	4,867,800
		27,045,475
Insurance 2.2%
Assurant, Inc. (a)	55,500	2,357,085
Cincinnati Financial Corp. (a)	82,400	2,898,008
Fidelity National Financial, Inc. "A" (a)	50,000	863,000
Torchmark Corp. (a)	19,400	939,736
Validus Holdings Ltd. (a)	67,100	2,045,879
		9,103,708
Real Estate Investment Trusts 3.2%
Hospitality Properties Trust (REIT) (a)	71,400	1,765,722
Rayonier, Inc. (REIT)	14,250	634,410
Taubman Centers, Inc. (REIT) (a)	29,000	2,003,030
Ventas, Inc. (REIT) (a)	79,000	4,417,680
Weyerhaeuser Co. (REIT) (a)	204,000	4,261,560
		13,082,402
Health Care 14.3%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.* (a)	27,300	2,285,829
Amgen, Inc. (a)	53,400	3,628,530
Celgene Corp.* (a)	24,500	1,796,462
Myriad Genetics, Inc.* (a)	22,300	539,660
United Therapeutics Corp.* (a)	32,000	1,527,360
		9,777,841
Health Care Equipment & Supplies 1.8%
C.R. Bard, Inc. (a)	8,800	823,856
Intuitive Surgical, Inc.* (a)	9,500	4,860,390
The Cooper Companies, Inc. (a)	21,300	1,692,924
		7,377,170
Health Care Providers & Services 6.7%
Aetna, Inc. (a)	102,100	4,774,196
AMERIGROUP Corp.* (a)	20,000	1,358,600
AmerisourceBergen Corp. (a)	43,600	1,628,460
Cardinal Health, Inc. (a)	53,600	2,227,080
Health Net, Inc.* (a)	91,000	3,434,340
Humana, Inc. (a)	54,000	4,703,400
McKesson Corp. (a)	47,400	3,958,374
UnitedHealth Group, Inc. (a)	87,200	4,861,400
		26,945,850
Life Sciences Tools & Services 0.6%
Illumina, Inc.* (a)	19,100	978,875
PerkinElmer, Inc. (a)	58,200	1,571,400
		2,550,275
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co. (a)	58,800	1,891,596
Eli Lilly & Co. (a)	115,700	4,540,068
Forest Laboratories, Inc.* (a)	149,200	4,851,984
		11,283,648
Industrials 8.5%
Aerospace & Defense 0.1%
BE Aerospace, Inc.* (a)	4,800	220,032
Airlines 0.7%
Delta Air Lines, Inc.* (a)	161,800	1,587,258
Southwest Airlines Co. (a)	156,500	1,405,370
		2,992,628
Construction & Engineering 1.7%
Chicago Bridge & Iron Co. NV (a)	51,300	2,386,476
URS Corp.* (a)	101,700	4,439,205
		6,825,681
Electrical Equipment 0.4%
AMETEK, Inc. (a)	34,900	1,661,240
Machinery 3.4%
AGCO Corp.* (a)	89,400	4,615,722
Cummins, Inc. (a)	20,900	2,519,913
ITT Corp. (a)	54,300	1,354,785
Kennametal, Inc. (a)	33,000	1,520,310
Oshkosh Corp.* (a)	7,400	172,494
Timken Co. (a)	68,800	3,605,120
		13,788,344
Professional Services 0.4%
Towers Watson & Co. "A" (a)	23,600	1,508,984
Road & Rail 0.7%
Landstar System, Inc. (a)	55,600	3,005,736
Trading Companies & Distributors 1.1%
W.W. Grainger, Inc. (a)	22,500	4,673,925
Information Technology 18.2%
Communications Equipment 0.9%
Brocade Communications Systems, Inc.* (a)	35,100	202,878
EchoStar Corp. "A"* (a)	67,500	2,022,975
Polycom, Inc.* (a)	76,000	1,569,400
		3,795,253
Computers & Peripherals 3.2%
Apple, Inc.* (a)	900	488,196
Dell, Inc.* (a)	279,500	4,835,350
Lexmark International, Inc. "A" (a)	74,100	2,732,808
Western Digital Corp.* (a)	121,300	4,761,025
		12,817,379
Electronic Equipment, Instruments & Components 2.0%
Avnet, Inc.* (a)	67,600	2,416,024
Jabil Circuit, Inc. (a)	113,500	2,931,705
Tech Data Corp.* (a)	23,500	1,256,780
Vishay Intertechnology, Inc.* (a)	115,900	1,420,934
		8,025,443
Internet Software & Services 1.8%
AOL, Inc.* (a)	248,400	4,461,264
IAC/InterActiveCorp. (a)	66,400	3,027,840
		7,489,104
IT Services 3.3%
Fiserv, Inc.* (a)	39,000	2,585,700
Global Payments, Inc. (a)	71,900	3,711,478
International Business Machines Corp. (a)	23,900	4,701,847
Total System Services, Inc. (a)	108,700	2,378,356
		13,377,381
Semiconductors & Semiconductor Equipment 5.1%
Applied Materials, Inc. (a)	371,500	4,547,160
KLA-Tencor Corp. (a)	99,700	4,825,480
LSI Corp.* (a)	439,200	3,777,120
Micron Technology, Inc.* (a)	507,900	4,342,545
Teradyne, Inc.* (a)	204,600	3,359,532
		20,851,837
Software 1.9%
Activision Blizzard, Inc. (a)	149,300	1,784,135
CA, Inc. (a)	137,100	3,705,813
Cadence Design Systems, Inc.* (a)	93,900	1,105,203
TIBCO Software, Inc.* (a)	31,600	915,452
		7,510,603
Materials 7.4%
Chemicals 5.9%
CF Industries Holdings, Inc. (a)	25,400	4,724,400
Eastman Chemical Co. (a)	88,500	4,790,505
LyondellBasell Industries NV "A" (a)	77,000	3,324,860
The Sherwin-Williams Co. (a)	47,800	4,930,570
Valspar Corp. (a)	54,100	2,507,535
W.R. Grace & Co.* (a)	65,800	3,747,968
		24,025,838
Containers & Packaging 0.3%
Packaging Corp. of America (a)	34,900	1,034,436
Paper & Forest Products 1.2%
Domtar Corp. (a)	51,600	4,946,892
Telecommunication Services 1.5%
Wireless Telecommunication Services 1.5%
Telephone & Data Systems, Inc. (a)	168,199	4,250,389
United States Cellular Corp.* (a)	38,700	1,669,518
		5,919,907
Utilities 3.0%
Electric Utilities 0.5%
Pepco Holdings, Inc. (a)	53,200	1,034,208
Westar Energy, Inc. (a)	43,200	1,188,864
		2,223,072
Independent Power Producers & Energy Traders 0.3%
NRG Energy, Inc.* (a)	62,700	1,072,170
Multi-Utilities 1.7%
Ameren Corp. (a)	143,800	4,611,666
DTE Energy Co. (a)	40,100	2,164,999
		6,776,665
Water Utilities 0.5%
American Water Works Co., Inc. (a)	58,100	1,991,667
Total Common Stocks (Cost $338,489,542)		384,909,719

Cash Equivalents 4.8%
Central Cash Management Fund, 0.10% (b) (Cost $19,622,163)	19,622,163	19,622,163

	% of Net Assets	Value ($)

Total Long Positions (Cost $358,111,705)+	99.6	404,531,882
Other Assets and Liabilities, Net	94.9	385,757,152
Securities Sold Short	(94.5)	(384,056,090)
Net Assets	100.0	406,232,944

+ The cost for federal income tax purposes was $359,491,604. At February 29, 2012, net unrealized appreciation for all securities based on tax cost was $45,040,278. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $48,847,862 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,807,584.
	Shares	Value ($)

Common Stocks Sold Short 94.5%
Consumer Discretionary 14.7%
Auto Components 1.7%
Gentex Corp.	93,700	2,216,005
Johnson Controls, Inc.	138,900	4,532,307
		6,748,312
Automobiles 1.0%
Ford Motor Co.	339,500	4,203,010
Diversified Consumer Services 1.1%
DeVry, Inc.	121,500	4,316,895
Hotels Restaurants & Leisure 2.1%
Carnival Corp.	148,500	4,498,065
Darden Restaurants, Inc.	20,800	1,060,592
The Wendy's Co.	191,100	968,877
WMS Industries, Inc.	84,300	1,857,129
		8,384,663
Household Durables 0.3%
D.R. Horton, Inc.	84,500	1,211,730
Internet & Catalog Retail 0.9%
Amazon.com, Inc.	14,100	2,533,629
TripAdvisor, Inc.	38,500	1,240,855
		3,774,484
Leisure Equipment & Products 1.1%
Hasbro, Inc.	132,500	4,679,900
Media 2.3%
Cablevision Systems Corp. (New York Group) "A"	315,600	4,490,988
DISH Network Corp. "A"	121,700	3,549,989
Scripps Networks Interactive "A"	26,200	1,184,240
		9,225,217
Specialty Retail 4.2%
Abercrombie & Fitch Co. "A"	28,900	1,323,331
CarMax, Inc.	143,200	4,394,808
Guess?, Inc.	64,000	2,217,600
Signet Jewelers Ltd.	12,500	586,250
Tiffany & Co.	72,900	4,739,229
Urban Outfitters, Inc.	132,600	3,764,514
		17,025,732
Consumer Staples 7.2%
Beverages 2.3%
Coca-Cola Co.	67,600	4,722,536
PepsiCo, Inc.	70,600	4,443,564
		9,166,100
Food & Staples Retailing 2.2%
Sysco Corp.	152,100	4,474,782
Walgreen Co.	126,600	4,198,056
		8,672,838
Food Products 2.3%
General Mills, Inc.	115,200	4,413,312
H.J. Heinz Co.	51,800	2,730,378
Mead Johnson Nutrition Co.	30,100	2,340,275
		9,483,965
Personal Products 0.4%
Avon Products, Inc.	93,800	1,753,122
Energy 8.7%
Energy Equipment & Services 3.8%
Cameron International Corp.	83,700	4,662,927
Dresser-Rand Group, Inc.	27,100	1,423,292
FMC Technologies, Inc.	93,000	4,689,990
Rowan Companies, Inc.	114,400	4,217,928
Tidewater, Inc.	5,800	345,100
		15,339,237
Oil, Gas & Consumable Fuels 4.9%
Cabot Oil & Gas Corp.	85,000	2,964,800
Chesapeake Energy Corp.	53,300	1,332,500
Newfield Exploration Co.	41,700	1,501,200
Noble Energy, Inc.	16,300	1,591,695
Range Resources Corp.	20,700	1,318,176
SandRidge Energy, Inc.	59,400	514,998
SM Energy Co.	35,700	2,810,304
Southwestern Energy Co.	61,600	2,036,496
Spectra Energy Corp.	113,300	3,555,354
Ultra Petroleum Corp.	102,600	2,560,896
		20,186,419
Financials 13.9%
Capital Markets 2.0%
Ameriprise Financial, Inc.	36,300	2,024,088
Lazard Ltd. "A"	29,100	886,386
The Goldman Sachs Group, Inc.	28,700	3,304,518
Waddell & Reed Financial, Inc. "A"	59,700	1,884,132
		8,099,124
Commercial Banks 5.3%
CapitalSource, Inc.	134,200	905,850
Commerce Bancshares, Inc.	18,800	725,868
First Horizon National Corp.	211,600	1,989,040
Fulton Financial Corp.	137,800	1,350,440
M&T Bank Corp.	59,500	4,856,390
TCF Financial Corp.	415,100	4,474,778
U.S. Bancorp.	167,100	4,912,740
Valley National Bancorp.	88,800	1,110,888
Wells Fargo & Co.	43,900	1,373,631
		21,699,625
Insurance 0.9%
American International Group, Inc.	29,200	853,224
Aon Corp.	5,400	252,774
Protective Life Corp.	14,800	410,996
RenaissanceRe Holdings Ltd.	27,000	1,942,920
		3,459,914
Real Estate Investment Trusts 3.5%
Annaly Capital Management, Inc. (REIT)	290,800	4,833,096
Apartment Investment & Management Co. "A" (REIT)	101,200	2,513,808
AvalonBay Communities, Inc. (REIT)	17,000	2,204,390
Corporate Office Properties Trust (REIT)	54,500	1,336,340
General Growth Properties, Inc. (REIT)	129,000	2,098,830
Weingarten Realty Investors (REIT)	45,600	1,135,440
		14,121,904
Thrifts & Mortgage Finance 2.2%
First Niagara Financial Group, Inc.	76,900	735,164
Hudson City Bancorp., Inc.	497,100	3,405,135
New York Community Bancorp., Inc.	374,400	4,870,944
TFS Financial Corp.	8,400	78,540
		9,089,783
Health Care 11.4%
Biotechnology 2.3%
Amylin Pharmaceuticals, Inc.	46,400	792,976
BioMarin Pharmaceutical, Inc.	137,400	4,912,050
Vertex Pharmaceuticals, Inc.	94,100	3,662,372
		9,367,398
Health Care Equipment & Supplies 3.1%
Becton, Dickinson & Co.	62,600	4,771,372
Edwards Lifesciences Corp.	64,700	4,731,511
Gen-Probe, Inc.	46,700	3,188,676
		12,691,559
Health Care Providers & Services 3.9%
Catalyst Health Solutions, Inc.	35,600	2,207,912
Express Scripts, Inc.	9,600	511,968
HCA Holdings, Inc.	6,400	170,688
Laboratory Corp. of America Holdings	51,000	4,584,390
Patterson Companies, Inc.	108,300	3,456,936
Universal Health Services, Inc. "B"	64,000	2,855,040
VCA Antech, Inc.	96,400	2,119,836
		15,906,770
Life Sciences Tools & Services 1.5%
Covance, Inc.	15,400	735,042
Techne Corp.	6,400	458,176
Waters Corp.	53,100	4,757,760
		5,950,978
Pharmaceuticals 0.6%
Hospira, Inc.	71,000	2,529,020
Industrials 10.9%
Aerospace & Defense 2.3%
Boeing Co.	30,300	2,270,985
Precision Castparts Corp.	28,700	4,805,241
Rockwell Collins, Inc.	40,800	2,419,032
		9,495,258
Air Freight & Logistics 2.2%
C.H. Robinson Worldwide, Inc.	70,300	4,651,751
Expeditors International of Washington, Inc.	100,500	4,384,815
		9,036,566
Building Products 1.7%
Armstrong World Industries, Inc.	7,300	373,906
Masco Corp.	279,100	3,315,708
Owens Corning, Inc.	103,000	3,259,950
		6,949,564
Commercial Services & Supplies 0.7%
Avery Dennison Corp.	48,600	1,482,300
Iron Mountain, Inc.	49,600	1,540,080
		3,022,380
Electrical Equipment 0.3%
Polypore International, Inc.	30,000	1,233,600
Industrial Conglomerates 1.2%
General Electric Co.	247,100	4,707,255
Machinery 1.0%
Navistar International Corp.	39,300	1,641,954
Pentair, Inc.	64,200	2,471,700
		4,113,654
Marine 0.1%
Alexander & Baldwin, Inc.	8,100	375,921
Professional Services 0.8%
Dun & Bradstreet Corp.	25,900	2,140,635
Nielsen Holdings NV	35,500	1,046,895
		3,187,530
Road & Rail 0.6%
Norfolk Southern Corp.	33,500	2,308,150
Information Technology 14.6%
Communications Equipment 2.0%
Acme Packet, Inc.	146,300	4,459,224
Ciena Corp.	213,700	3,188,404
Tellabs, Inc.	158,000	625,680
		8,273,308
Computers & Peripherals 1.3%
NetApp, Inc.	109,800	4,721,400
SanDisk Corp.	15,000	741,900
		5,463,300
Electronic Equipment, Instruments & Components 1.2%
Corning, Inc.	173,100	2,257,224
FLIR Systems, Inc.	89,500	2,342,215
IPG Photonics Corp.	5,700	299,991
		4,899,430
Internet Software & Services 0.2%
Monster Worldwide, Inc.	104,500	725,230
IT Services 2.0%
Accenture PLC "A"	81,500	4,852,510
Fidelity National Information Services, Inc.	45,500	1,443,715
Western Union Co.	94,900	1,657,903
		7,954,128
Semiconductors & Semiconductor Equipment 4.4%
Analog Devices, Inc.	69,900	2,740,779
Atmel Corp.	470,000	4,751,700
Cree, Inc.	2,600	78,754
International Rectifier Corp.	25,400	570,230
Intersil Corp. "A"	224,500	2,541,340
Linear Technology Corp.	80,600	2,698,488
Silicon Laboratories, Inc.	50,300	2,253,440
Texas Instruments, Inc.	64,200	2,141,070
		17,775,801
Software 3.5%
Citrix Systems, Inc.	46,200	3,452,988
Compuware Corp.	63,400	571,234
Electronic Arts, Inc.	159,000	2,596,470
Informatica Corp.	40,700	2,000,812
Microsoft Corp.	39,000	1,237,860
Rovi Corp.	39,200	1,390,816
Salesforce.com, Inc.	15,000	2,147,400
Solera Holdings, Inc.	16,600	796,800
		14,194,380
Materials 7.5%
Chemicals 4.1%
Air Products & Chemicals, Inc.	42,700	3,853,248
Celanese Corp. "A"	14,400	685,008
E.I. du Pont de Nemours & Co.	49,500	2,517,075
International Flavors & Fragrances, Inc.	82,900	4,727,787
Praxair, Inc.	42,700	4,654,300
		16,437,418
Containers & Packaging 2.6%
Ball Corp.	86,600	3,470,928
Crown Holdings, Inc.	97,700	3,611,969
Rock-Tenn Co. "A"	38,500	2,713,865
Sonoco Products Co.	21,300	699,492
		10,496,254
Metals & Mining 0.8%
Allied Nevada Gold Corp.	15,300	526,473
Compass Minerals International, Inc.	12,000	864,600
Royal Gold, Inc.	29,100	2,020,995
		3,412,068
Telecommunication Services 2.3%
Diversified Telecommunication Services 1.1%
Windstream Corp.	374,000	4,517,920
Wireless Telecommunication Services 1.2%
SBA Communications Corp. "A"	102,600	4,815,018
Utilities 3.3%
Electric Utilities 2.6%
Entergy Corp.	57,500	3,831,225
NextEra Energy, Inc.	78,900	4,695,339
PPL Corp.	77,500	2,212,625
		10,739,189
Gas Utilities 0.3%
National Fuel Gas Co.	26,300	1,323,679
Multi-Utilities 0.4%
TECO Energy, Inc.	84,200	1,511,390
Total Common Stocks Sold Short (Proceeds $378,970,320)		384,056,090

* Non-income producing security.

(a) All or a portion of these securities are pledged as collateral for short sales.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (c)	$384,909,719	$—	$—	$384,909,719
Short-Term Investments	19,622,163	—	—	19,622,163
Total	$404,531,882	$—	$—	$404,531,882
Liabilities
Investments Sold Short, at Value (c)	$(384,056,090)	$—	$—	$(384,056,090)
Total	$(384,056,090)	$—	$—	$(384,056,090)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.

(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of February 29, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $338,489,542)	$384,909,719
Investment in Central Cash Management Fund (cost $19,622,163)	19,622,163
Total investments in securities, at value (cost $358,111,705)	404,531,882
Cash	10,000
Deposits with broker for securities sold short	385,901,854
Receivable for Fund shares sold	1,129,588
Dividends receivable	571,998
Interest receivable	1,301
Other assets	110,935
Total assets	792,257,558
Liabilities
Payable for securities sold short, at value (proceeds of $378,970,320)	384,056,090
Payable for Fund shares redeemed	858,334
Dividends payable for securities sold short	524,882
Accrued management fee	398,182
Other accrued expenses and payables	187,126
Total liabilities	386,024,614
Net assets, at value	$406,232,944
Net Assets Consist of
Net investment loss	(4,714,360)
Net unrealized appreciation (depreciation) on: Investments	46,420,177
Securities sold short	(5,085,770)
Accumulated net realized gain (loss)	(19,101,806)
Paid-in capital	388,714,703
Net assets, at value	$406,232,944

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of February 29, 2012 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($77,209,235 ÷ 8,053,571 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.59
Maximum offering price per share (100 ÷ 94.25 of $9.59)	$10.18
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($21,824,449 ÷ 2,351,470 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.28
Class S Net Asset Value, offering and redemption price per share ($73,842,205 ÷ 7,652,650 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.65
Institutional Class Net Asset Value, offering and redemption price per share ($233,357,055 ÷ 24,097,871 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.68

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended February 29, 2012 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,741)	$2,852,983
Income distributions — Central Cash Management Fund	11,833
Total income	2,864,816
Expenses: Management fee	2,439,674
Administration fee	195,174
Services to shareholders	130,599
Distribution and service fees	214,949
Custodian fee	10,066
Professional fees	37,168
Reports to shareholders	24,101
Registration fees	42,147
Trustees' fees and expenses	6,951
Interest expense on securities sold short	226,959
Dividend expense on securities sold short	4,110,267
Other	10,557
Total expenses before expense reductions	7,448,612
Expense reductions	(16,815)
Total expenses after expense reductions	7,431,797
Net investment income (loss)	(4,566,981)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(3,712,077)
Securities sold short	9,660,812
5,948,735
Change in net unrealized appreciation (depreciation) on: Investments	50,666,059
Securities sold short	(47,477,616)
3,188,443
Net gain (loss)	9,137,178
Net increase (decrease) in net assets resulting from operations	$4,570,197

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations: Net investment income (loss)	$(4,566,981)	$(7,100,654)
Net realized gain (loss)	5,948,735	(2,265,653)
Change in net unrealized appreciation (depreciation)	3,188,443	11,815,859
Net increase (decrease) in net assets resulting from operations	4,570,197	2,449,552
Distributions to shareholders from: Net investment income: Institutional Class	(147,379)	—
Net realized gains: Class A	—	(757,165)
Net realized gains: Class A	—	(757,165)
Class C	—	(219,903)
Class C	—	(219,903)
Class S	—	(769,232)
Institutional Class	—	(1,654,316)
Total distributions	(147,379)	(3,400,616)
Fund share transactions: Proceeds from shares sold	111,548,204	218,604,533
Reinvestment of distributions	139,326	2,791,211
Payments for shares redeemed	(74,225,838)	(199,626,583)
Net increase (decrease) in net assets from Fund share transactions	37,461,692	21,769,161
Increase (decrease) in net assets	41,884,510	20,818,097
Net assets at beginning of period	364,348,434	343,530,337
Net assets at end of period (including net investment loss of $4,714,360 and $0, respectively)	$406,232,944	$364,348,434

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended August 31,
Class A	Six Months Ended 2/29/12 (Unaudited)		2011	2010		2009		2008		Period Ended 8/31/07a
Selected Per Share Data
Net asset value, beginning of period	$9.49		$9.48	$9.52		$9.65		$9.64		$10.00
Income (loss) from investment operations: Net investment income (loss)b	(.12)		(.19)	(.24)		(.11)		.07		.28
Net realized and unrealized gain (loss)	.22		.28	.28		.32		.12		(.53)
Total from investment operations	.10		.09	.04		.21		.19		(.25)
Less distributions from: Net investment income	—		—	—		(.01)		(.18)		(.08)
Net realized gains	—		(.08)	(.08)		(.34)		—		(.03)
Total distributions	—		(.08)	(.08)		(.35)		(.18)		(.11)
Redemption fees	—		—	—		.01		.00	***	.00	***
Net asset value, end of period	$9.59		$9.49	$9.48		$9.52		$9.65		$9.64
Total Return (%)c	1.05	d**	1.06	.38	d	2.14	d	2.12	d	(2.54	)d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	77		82	79		81		21		6
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short) (%)	4.01	*	3.56	3.67		3.09		3.25		4.23	*
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.98	*	3.56	3.64		2.95		2.95		2.99	*
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short) (%)	1.76	*	1.79	1.80		1.75		1.65		2.11	*
Ratio of net investment income (loss) (%)	(2.50	)*	(2.04)	(2.53)		(1.19)		.67		3.31	*
Portfolio turnover rate (%)	323	**	481	393		525		967		1,009	**
a For the period from October 16, 2006 (commencement of operations) to August 31, 2007.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended August 31,
Class C	Six Months Ended 2/29/12 (Unaudited)		2011	2010		2009		2008		Period Ended 8/31/07a
Selected Per Share Data
Net asset value, beginning of period	$9.22		$9.29	$9.40		$9.59		$9.59		$10.00
Income (loss) from investment operations: Net investment income (loss)b	(.15)		(.25)	(.30)		(.18)		(.01)		.22
Net realized and unrealized gain (loss)	.21		.26	.27		.32		.12		(.54)
Total from investment operations	.06		.01	(.03)		.14		.11		(.32)
Less distributions from: Net investment income	—		—	—		—		(.11)		(.06)
Net realized gains	—		(.08)	(.08)		(.34)		—		(.03)
Total distributions	—		(.08)	(.08)		(.34)		(.11)		(.09)
Redemption fees	—		—	—		.01		.00	***	.00	***
Net asset value, end of period	$9.28		$9.22	$9.29		$9.40		$9.59		$9.59
Total Return (%)c	.65	d**	.32	(.47	)d	1.54	d	1.15	d	(3.20	)d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22		24	23		15		3		4
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short) (%)	4.73	*	4.31	4.42		3.84		4.06		4.97	*
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short) (%)	4.72	*	4.31	4.40		3.70		3.77		3.73	*
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short) (%)	2.50	*	2.54	2.56		2.50		2.47		2.85	*
Ratio of net investment income (loss) (%)	(3.24	)*	(2.78)	(3.29)		(1.94)		(.15)		2.57	*
Portfolio turnover rate (%)	323	**	481	393		525		967		1,009	**
a For the period from October 16, 2006 (commencement of operations) to August 31, 2007.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended August 31,
Class S	Six Months Ended 2/29/12 (Unaudited)		2011	2010	2009	2008	Period Ended 8/31/07a
Selected Per Share Data
Net asset value, beginning of period	$9.54		$9.51	$9.54	$9.66	$9.65	$10.00
Income (loss) from investment operations: Net investment income (loss)b	(.11)		(.17)	(.22)	(.09)	.08	.30
Net realized and unrealized gain (loss)	.22		.28	.27	.32	.13	(.54)
Total from investment operations	.11		.11	.05	.23	.21	(.24)
Less distributions from: Net investment income	—		—	—	(.02)	(.20)	(.08)
Net realized gains	—		(.08)	(.08)	(.34)	—	(.03)
Total distributions	—		(.08)	(.08)	(.36)	(.20)	(.11)
Redemption fees	—		—	—	.01	.00 ***	.00	***
Net asset value, end of period	$9.65		$9.54	$9.51	$9.54	$9.66	$9.65
Total Return (%)c	1.15	**	1.27	.49	2.50	2.21	(2.38	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	74		61	76	53	4	4
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.80	*	3.41	3.54	2.91	3.17	4.05	*
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.79	*	3.35	3.50	2.70	2.81	2.81	*
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short) (%)	1.57	*	1.58	1.66	1.50	1.51	1.93	*
Ratio of net investment income (loss) (%)	(2.33	)*	(1.82)	(2.39)	(.94)	.81	3.49	*
Portfolio turnover rate (%)	323	**	481	393	525	967	1,009	**
a For the period from October 16, 2006 (commencement of operations) to August 31, 2007.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended August 31,
Institutional Class	Six Months Ended 2/29/12 (Unaudited)		2011	2010		2009		2008		Period Ended 8/31/07a
Selected Per Share Data
Net asset value, beginning of period	$9.58		$9.53	$9.54		$9.67		$9.65		$10.00
Income (loss) from investment operations: Net investment income (loss)b	(.10)		(.16)	(.21)		(.08)		.09		.30
Net realized and unrealized gain (loss)	.21		.29	.28		.31		.13		(.54)
Total from investment operations	.11		.13	.07		.23		.22		(.24)
Less distributions from: Net investment income	(.01)		—	—		(.03)		(.20)		(.08)
Net realized gains	—		(.08)	(.08)		(.34)		—		(.03)
Total distributions	(.01)		(.08)	(.08)		(.37)		(.20)		(.11)
Redemption fees	—		—	—		.01		.00	***	.00	***
Net asset value, end of period	$9.68		$9.58	$9.53		$9.54		$9.67		$9.65
Total Return (%)	1.11	**	1.47	.70	c	2.45	c	2.44	c	(2.47	)c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	233		197	166		98		100		4
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.65	*	3.20	3.30		2.71		3.06		4.05	*
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.65	*	3.20	3.30		2.65		2.76		2.79	*
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short) (%)	1.43	*	1.43	1.46		1.45		1.46		1.91	*
Ratio of net investment income (loss) (%)	(2.18	)*	(1.67)	(2.18)		(.89)		.86		3.51	*
Portfolio turnover rate (%)	323	**	481	393		525		967		1,009	**
a For the period from October 16, 2006 (commencement of operations) to August 31, 2007.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Disciplined Market Neutral Fund (the "Fund") is a diversified series of DWS Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund is the successor to DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust (the "Predecessor Fund"). On December 1, 2011, the Predecessor Fund transferred all of its assets and liabilities to the Trust, while retaining the same fund name. The transaction had no material effect on an investment in the Fund. All financial and other information contained herein for periods prior to December 1, 2011, is that of the Predecessor Fund.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Long positions for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Short positions for which no sales are reported are valued at the calculated mean between the most recent bid and ask quotations on the relevant market or, if a mean cannot be determined, at the most recent ask quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. The amendments are the result of the work by the Financial Accounting Standards Board and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund's financial statements.

Short Sales. When the Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market and returns it to the lender. The Fund will utilize this short sale strategy in conjunction with its long positions in common stock to seek capital appreciation independent of stock market direction.

Upon entering into a short sale, the Fund is required to designate liquid assets it owns in the form of cash or securities as segregated assets at its custodian in an amount at least equal to its obligations to purchase the securities sold short (exclusive of short sale proceeds held with the broker-dealer). For financial statements purposes, segregated cash is reflected as an asset on the Statement of Assets and Liabilities, and the settlement amount for securities sold short is reflected as a corresponding liability. Securities segregated as collateral are identified in the Investment Portfolio. The amount of the liability is marked-to-market to reflect the current value of the short position.

The Fund may receive or pay the net of the broker's fee on the borrowed securities and any income earned on the cash collateral deposited with the broker. The net amounts of income or fees are included as interest income, or interest expense on securities sold short, in the Statement of Operations.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

From November 1, 2010 to August 31, 2011, the Fund elects to defer qualified late year losses of approximately $23,671,000 of net realized long-term capital losses and treat them as arising in the fiscal year ending August 31, 2012.

The Fund has reviewed the tax positions for the open tax years as of August 31, 2011, and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net investment losses incurred by the Fund and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Dividend income on short sale transactions is recorded on ex-date and disclosed as an expense in the Statement of Operations. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Purchases and Sales of Securities

During the six months ended February 29, 2012, purchases and sales of investment securities (excluding short sale transactions and short-term investments) aggregated $592,732,343 and $577,386,538, respectively. Purchases to cover securities sold short and securities sold short aggregated $589,620,571 and $617,850,411, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") serves as subadvisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly investment management fee ("Management Fee") based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	1.25%
Next $1 billion of such net assets	1.20%
Next $1 billion of such net assets	1.15%
Over $3 billion of such net assets	1.10%

Accordingly, for the six months ended February 29, 2012, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 1.25% of the Fund's average daily net assets.

For the period from September 1, 2011 through September 30, 2011 (through November 30, 2011 for Class S), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and dividend expenses on short sales) of certain classes as follows:
Class A	1.82%
Class C	2.57%
Class S	1.57%

Effective October 1, 2011 through November 30, 2012, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and dividend expenses on short sales) of certain classes as follows:
Class A	1.75%
Class C	2.50%

Effective December 1, 2011 through November 30, 2012, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class S to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and dividend expenses on short sales) at 1.60%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 29, 2012, the Administration Fee was $195,174, of which $31,855 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended February 29, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at February 29, 2012
Class A	$5,019	$5,019	$—
Class C	2,534	703	1,215
Class S	15,134	809	7,607
Institutional Class	3,276	—	1,020
	$25,963	$6,531	$9,842

Distribution and Services Fees. Under the Fund's Class C 12b-1 Plan, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 29, 2012, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 29, 2012
Class C	$87,588	$13,048

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to the shareholders of Class A and Class C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For six months ended February 29, 2012, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Unpaid at February 29, 2012	Annualized Effective Rate
Class A	$98,271	$10,284	$20,756	.22%
Class C	29,090	—	9,095	.25%
	$127,361	$10,284	$29,851

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for six months ended February 29, 2012 aggregated $2,738.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% of the value of the shares redeemed for Class C. For the six months ended February 29, 2012, the CDSC for Class C shares aggregated $4,771. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended February 29, 2012, DIDI received $1,649 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended February 29, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,339, of which $2,775 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At February 29, 2012, DWS Alternative Asset Allocation Fund and DWS Select Alternative Allocation Fund held approximately 29% and 19% of the outstanding shares of the Fund, respectively.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million ($450 million prior to March 29, 2012) revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at February 29, 2012.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,120,029	$20,019,302	6,633,089	$62,873,711
Class C	171,978	1,575,564	1,050,834	9,723,749
Class S	3,963,530	37,664,279	5,716,618	54,521,417
Institutional Class	5,473,846	52,289,059	9,618,917	91,485,656
		$111,548,204		$218,604,533
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	67,646	$639,259
Class C	—	—	21,277	196,390
Class S	—	—	41,660	394,936
Institutional Class	14,697	139,326	164,104	1,560,626
		$139,326		$2,791,211
Shares redeemed
Class A	(2,676,303)	$(25,304,456)	(6,453,901)	$(60,542,147)
Class C	(436,822)	(3,999,499)	(937,451)	(8,586,218)
Class S	(2,708,897)	(25,788,045)	(7,295,823)	(68,863,372)
Institutional Class	(2,014,121)	(19,133,838)	(6,536,055)	(61,634,846)
		$(74,225,838)		$(199,626,583)
Net increase (decrease)
Class A	(556,274)	$(5,285,154)	246,834	$2,970,823
Class C	(264,844)	(2,423,935)	134,660	1,333,921
Class S	1,254,633	11,876,234	(1,537,545)	(13,947,019)
Institutional Class	3,474,422	33,294,547	3,246,966	31,411,436
		$37,461,692		$21,769,161

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class A, C and S shares limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2011 to February 29, 2012).

The tables illustrate your Fund's expenses in two ways:

·Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

·Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended February 29, 2012 (Unaudited)
Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/12	$1,010.50	$1,006.50	$1,011.50	$1,011.10
Expenses Paid per $1,000*	$19.90	$23.55	$18.95	$18.25
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/12	$1,005.07	$1,001.39	$1,006.02	$1,006.71
Expenses Paid per $1,000*	$19.84	$23.49	$18.90	$18.21

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Disciplined Market Neutral Fund+	3.98%	4.72%	3.79%	3.65%

+ Includes interest and dividend expense on securities sold short of 2.22% for each class.

For more information, please refer to the Fund's prospectus.

Investment Management Agreement Approval

The Board of Trustees approved the renewal of DWS Disciplined Market Neutral Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DWS and QS Investors, LLC ("QS Investors") in September 2011.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

· In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

· The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

· The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

· In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

· Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's and QS Investors' personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DWS and QS Investors provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board also requested and received information regarding DWS's oversight of fund sub-advisors, including QS Investors. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the Fund's performance (Class A shares) was in the 2nd quartile and 1st quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS and QS Investors historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses, and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). With respect to the sub-advisory fee paid to QS Investors, the Board noted that the fee is paid by DWS out of its fee and not directly by the Fund. The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2010, and analyzing Lipper expense universe Class A expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses (excluding 12b-1 fees) to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS and QS Investors.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of QS Investors with respect to the Fund. The Board noted that DWS pays QS Investors' fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DWS.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and QS Investors and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and QS Investors and their affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS and QS Investors related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS and QS Investors related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DWS to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DDMAX	DDMCX	DDMSX	DDMIX
CUSIP Number	233376 805	233376 888	233376 870	233376 862
Fund Number	496	796	2096	592

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
· Social Security number
· Account balances
· Purchase and transaction history
· Bank account information
· Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
· open an account
· give us your contact information
· provide bank account information for ACH or wire transactions
· tell us where to send money
· seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
· sharing for affiliates' everyday business purposes — information about your creditworthiness
· affiliates from using your information to market to you
· sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DDMNF-3
(R-026686-1 4/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 26, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 26, 2012